ORGANIZATION AND DESCRIPTION OF BUSINESS	12 Months Ended
Dec. 31, 2024
Accounting Policies [Abstract]
ORGANIZATION AND DESCRIPTION OF BUSINESS

NOTE 1 — ORGANIZATION AND DESCRIPTION OF BUSINESS

Description of Business

Cycurion, Inc (f/k/a KAE Holdings, Inc.; f/k/a Cyber Secure Solutions, Inc.; the “Company” or “we”) was incorporated on October 12, 2017, in the state of Delaware. Through its subsidiaries, the Company provides premier information technology security solutions. The Company continually strives to deliver top-notch services in the areas of risk management, cybersecurity, information assurance, systems engineering and help desk solutions. The Company is headquartered in McLean, Virginia. On July 14, 2020, the Company changed its corporate name from KAE Holdings, Inc. to Cyber Secure Solutions, Inc., and, on February 24, 2021, to Cycurion, Inc.

On November 22, 2017, the Company acquired Axxum Technologies, LLC (“Axxum”), a limited liability company organized on December 29, 2006, in the Commonwealth of Virginia.

On April 3, 2019, the Company acquired Cloudburst Security, LLC (“Cloudburst”), a limited liability company organized on January 12, 2007, in the Commonwealth of Virginia.

Business Combination

On November 21, 2022, the Company and Western Acquisition Ventures Corp.(“WAVS”), among other parties, entered into an Agreement and Plan of Merger, such that the Company would become a wholly-owned subsidiary of WAVS. In connection therewith, WAVS filed a Registration Statement on Form S-4 with the Securities and Exchange Commission, which, upon its review, then issued certain comments.

WAVS has advised the Company that it expects that it will file an amendment to the Registration Statement and, on April 26, 2024, the parties amended and restated the Business Combination Agreement essentially to update the representations and warranties and to provide for the Omnibus Exchange Agreement whereby the holders of the Series A, B, C, and D preferred stock of Cycurion agree to exchange those shares for equivalent Series A, B, C, and D preferred stock of WAVS.

On February 14, 2025, the parties completed the Business Combination. As a result of the Business Combination, each ordinary share of Old Cycurion was cancelled and converted into shares of Company common stock, on the terms set forth in the Merger Agreement. Pursuant to the terms of the Merger Agreement, the aggregate number of shares of Company common stock that was delivered as consideration in the Business Combination was capped at 15,000,000 shares. Concurrently with the completion of the Business Combination, the Company issued an aggregate of 6,543,073 shares of common stock, 106,816 shares of Series A preferred stock (“Class A Convertible Preferred Stock”), 3,000 shares of Series B preferred stock (“Class B Convertible Preferred Stock”), 4,851 shares of Series C preferred stock (“Class C Convertible Preferred Stock”), 6,666,667 shares of Series D preferred stock (“Class D Convertible Preferred Stock”), 680,875 Series A warrants, 6,000,000 Series B warrants, 7,272,728 Series D warrants, 270,171 common stock warrants, 472,813 shares of common stock issued in connection with the Series D private placement, 500,000 shares of common stock issued to A.G.P./Alliance Global Partners (“A.G.P.”), 250,000 shares of common stock issued to Seward & Kissel LLP and 78,803 shares of common stock issued to Baker & Hostetler LLP.

Notwithstanding the legal form of the Business Combination pursuant to the Business Combination, the Business Combination has been accounted for as a reverse recapitalization in accordance with U.S. GAAP because Cycurion is the operating company and has been determined to be the accounting acquirer under Financial Accounting Standards Board’s Accounting Standards Codification Topic 805, Business Combinations (“ASC 805”), while WAVS is a blank check company.

Under the reverse recapitalization model, the Business Combination was treated as Cycurion issuing equity for the net assets of WAVS, with no goodwill or intangible assets recorded.

While WAVS was the legal acquirer in the Business Combination, because Predecessor Cycurion was deemed the accounting acquirer, the historical financial statements of Predecessor Cycurion became the historical financial statements of the combined company upon the consummation of the Business Combination. As a result, the financial statements reflect (i) the historical operating results of Predecessor Cycurion prior to the Business Combination; (ii) the combined results of WAVS and Predecessor Cycurion following the closing of the Business Combination; (iii) the assets and liabilities of Predecessor Cycurion at their historical cost; and (iv) the Company’s equity structure for all periods presented.  In connection with the consummation of the Business Combination, WAVS was renamed “Cycurion Inc,

In accordance with the applicable guidance, the equity structure has been retroactively restated in all comparative periods up to the Closing Date, to reflect the number of shares of the Company’s common stock issued to Predecessor Cycurion common shareholders in connection with the Business Combination. As such, the shares and corresponding capital amounts and earnings per share related to Predecessor Cycurion prior to the Business Combination have been retroactively restated as shares reflecting the exchange ratio established in the Business Combination.

Going Concern

The accompanying financial statements have been prepared in conformity with generally accepted accounting principles (“GAAP”) in the United States, which contemplates continuation of the Company on a going concern basis. The going concern basis assumes that assets are realized, and liabilities are settled in the ordinary course of business at amounts disclosed in the financial statements. As of December 31, 2024, there was substantial doubt regarding the Company’s ability to continue as a going concern, as the Company had a net working capital deficit and an accumulated deficit resulting from substantial losses incurred during the year ended December 31, 2024 and from prior periods. The Company’s ability to continue as a going concern depends upon its ability to market and sell its products to generate positive operating cash flows. As of December 31, 2024, the Company had an accumulated deficit of $3.2 million and a working capital deficit of $7.8 million. In addition, the Company had a net cash outflow of $1.4 million from operating activities during the year ended December 31, 2024. These circumstances continued to give rise to substantial doubt as to whether the Company will be able to continue as a going concern and did not alleviate the doubt outstanding from 2023.

Management’s plan is to continue improve operations to generate positive cash flows and register shares of its common stock in order to undertake a public offering to raise additional capital. Management believes that the valuation and liquidity brought by a public offering of its securities will allow holders of convertibles notes, and convertible preferred stockholders the mechanism to convert their securities into common stock that will reduce the Company’s overall leverage and debt service requirement. If the Company is not able to continue generating positive operating cash flows, and raise additional capital, there is the risk that the Company may become insolvent.

Restricted Cash

In accordance with the Trust agreement, the Company is permitted to withdraw interest from the Trust Account to pay its tax obligations, including federal income taxes and state franchise taxes. The balance of this withdrawal is included in restricted cash in the amount of $2,048 on the accompanying balance sheet, representing the amounts available exclusively for payment of current tax liabilities.